Shareholder Report, Holdings (Details)	Apr. 30, 2026
C000002053 | Thrivent Large Cap Growth Fund, Class S_4978205
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000002053 | Thrivent International Equity Fund, Class S_4978204
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000002053 | Thrivent Large Cap Value Fund, Class S_4978208
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000002053 | Thrivent Core International Equity Fund_4978211
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000002053 | Thrivent Mid Cap Stock Fund, Class S_4978207
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000002053 | Thrivent Global Stock Fund, Class S_4978209
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000002053 | Thrivent Core Emerging Markets Equity Fund_4978212
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000002053 | Thrivent Small Cap Stock Fund, Class S_4978206
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000002053 | Thrivent Mid Cap Value ETF_4978214
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000002053 | NVIDIA Corporation_4977997
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000002054 | Thrivent Large Cap Growth Fund, Class S_4978205
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000002054 | Thrivent International Equity Fund, Class S_4978204
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000002054 | Thrivent Large Cap Value Fund, Class S_4978208
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000002054 | Thrivent Core International Equity Fund_4978211
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000002054 | Thrivent Mid Cap Stock Fund, Class S_4978207
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000002054 | Thrivent Global Stock Fund, Class S_4978209
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000002054 | Thrivent Core Emerging Markets Equity Fund_4978212
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000002054 | Thrivent Small Cap Stock Fund, Class S_4978206
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000002054 | Thrivent Mid Cap Value ETF_4978214
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000002054 | NVIDIA Corporation_4977997
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000002055 | Thrivent Core International Equity Fund_4958721
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000002055 | Thrivent Core Investment Grade Corporate Bond Fund_4958723
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000002055 | Thrivent Core High Yield Bond Fund_4958722
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000002055 | Thrivent Core Emerging Markets Debt Fund_4958720
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000002055 | Federal National Mortgage Association Conventional 30-Yr. Pass Through_4957939
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000002055 | NVIDIA Corporation_4958527
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000002055 | Microsoft Corporation_4958474
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000002055 | Amazon.com, Inc._4957949
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000002055 | Apple, Inc._4957969
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000002055 | Federal National Mortgage Association Conventional 15-Yr. Pass Through_4957938
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000002055 | U.S. Affiliated Registered Investment Companies
Holdings [Line Items]
Percent of Net Asset Value	26.00%
C000002055 | Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	13.60%
C000002055 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C000002055 | Collateralized Mortgage Obligations
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000002055 | Financials
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000002055 | U.S. Government & Agencies
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000002055 | Asset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000002055 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000002055 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000002055 | Communications Services
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000002055 | Long-Term Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	32.40%
C000002055 | Common Stock
Holdings [Line Items]
Percent of Net Asset Value	30.40%
C000002055 | Registered Investments Companies
Holdings [Line Items]
Percent of Net Asset Value	25.60%
C000002055 | Short-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	10.80%
C000002055 | Preferred Stock
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000002056 | Thrivent Core International Equity Fund_4958721
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000002056 | Thrivent Core Investment Grade Corporate Bond Fund_4958723
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000002056 | Thrivent Core High Yield Bond Fund_4958722
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000002056 | Thrivent Core Emerging Markets Debt Fund_4958720
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000002056 | Federal National Mortgage Association Conventional 30-Yr. Pass Through_4957939
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000002056 | NVIDIA Corporation_4958527
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000002056 | Microsoft Corporation_4958474
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000002056 | Amazon.com, Inc._4957949
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000002056 | Apple, Inc._4957969
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000002056 | Federal National Mortgage Association Conventional 15-Yr. Pass Through_4957938
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000002056 | U.S. Affiliated Registered Investment Companies
Holdings [Line Items]
Percent of Net Asset Value	26.00%
C000002056 | Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	13.60%
C000002056 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C000002056 | Collateralized Mortgage Obligations
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000002056 | Financials
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000002056 | U.S. Government & Agencies
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000002056 | Asset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000002056 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000002056 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000002056 | Communications Services
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000002056 | Long-Term Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	32.40%
C000002056 | Common Stock
Holdings [Line Items]
Percent of Net Asset Value	30.40%
C000002056 | Registered Investments Companies
Holdings [Line Items]
Percent of Net Asset Value	25.60%
C000002056 | Short-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	10.80%
C000002056 | Preferred Stock
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000003642 | Thrivent Core Emerging Markets Equity Fund_4960482
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000003642 | NVIDIA Corporation_4960254
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000003642 | Amazon.com, Inc._4959545
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000003642 | Microsoft Corporation_4960098
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000003642 | Alphabet, Inc., Class C_4959542
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000003642 | Apple, Inc._4959571
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000003642 | Meta Platforms, Inc._4959818
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000003642 | Alphabet, Inc., Class A_4959543
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000003642 | Broadcom, Inc._4959650
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000003642 | ASML Holding NV_4960649
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000003642 | U.S. Affiliated Registered Investment Companies
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000003642 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	16.00%
C000003642 | Financials
Holdings [Line Items]
Percent of Net Asset Value	15.00%
C000003642 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	12.70%
C000003642 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000003642 | Communications Services
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000003642 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000003642 | Energy
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000003642 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000003642 | Materials
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000003642 | Common Stock
Holdings [Line Items]
Percent of Net Asset Value	79.50%
C000003642 | Registered Investments Companies
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000003642 | Short-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	15.50%
C000003644 | Thrivent Core Emerging Markets Equity Fund_4960482
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000003644 | NVIDIA Corporation_4960254
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000003644 | Amazon.com, Inc._4959545
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000003644 | Microsoft Corporation_4960098
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000003644 | Alphabet, Inc., Class C_4959542
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000003644 | Apple, Inc._4959571
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000003644 | Meta Platforms, Inc._4959818
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000003644 | Alphabet, Inc., Class A_4959543
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000003644 | Broadcom, Inc._4959650
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000003644 | ASML Holding NV_4960649
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000003644 | U.S. Affiliated Registered Investment Companies
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000003644 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	16.00%
C000003644 | Financials
Holdings [Line Items]
Percent of Net Asset Value	15.00%
C000003644 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	12.70%
C000003644 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000003644 | Communications Services
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000003644 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000003644 | Energy
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000003644 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000003644 | Materials
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000003644 | Common Stock
Holdings [Line Items]
Percent of Net Asset Value	79.50%
C000003644 | Registered Investments Companies
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000003644 | Short-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	15.50%
C000088463 | 4981691
Holdings [Line Items]
Percent of Net Asset Value	16.70%
C000088463 | 4981690
Holdings [Line Items]
Percent of Net Asset Value	14.20%
C000088463 | 4981688
Holdings [Line Items]
Percent of Net Asset Value	11.70%
C000088463 | 4981689
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000088463 | 4981685
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000088463 | 4981687
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000088463 | 4981639
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000088463 | 4981686
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000088463 | 4981657
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000088463 | 4981668
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000088463 | ETFs/Closed-End Funds
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000088463 | Non-Rated
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000088463 | D
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000088463 | C
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000088463 | CA
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000088463 | CAA
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000088463 | B
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000088463 | BA
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000088463 | BAA
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000088463 | A
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000088463 | AA
Holdings [Line Items]
Percent of Net Asset Value	53.30%
C000088463 | AAA
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000088463 | U.S. Gov't Guaranteed
Holdings [Line Items]
Percent of Net Asset Value	43.60%
C000088463 | Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	19.30%
C000088463 | Collateralized Mortgage Obligations
Holdings [Line Items]
Percent of Net Asset Value	14.00%
C000088463 | U.S. Government & Agencies
Holdings [Line Items]
Percent of Net Asset Value	57.10%
C000088463 | Asset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000088463 | Commercial Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000088463 | Long-Term Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	96.90%
C000088463 | Short-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000088464 | 4981691
Holdings [Line Items]
Percent of Net Asset Value	16.70%
C000088464 | 4981690
Holdings [Line Items]
Percent of Net Asset Value	14.20%
C000088464 | 4981688
Holdings [Line Items]
Percent of Net Asset Value	11.70%
C000088464 | 4981689
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000088464 | 4981685
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000088464 | 4981687
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000088464 | 4981639
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000088464 | 4981686
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000088464 | 4981657
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000088464 | 4981668
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000088464 | ETFs/Closed-End Funds
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000088464 | Non-Rated
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000088464 | D
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000088464 | C
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000088464 | CA
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000088464 | CAA
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000088464 | B
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000088464 | BA
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000088464 | BAA
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000088464 | A
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000088464 | AA
Holdings [Line Items]
Percent of Net Asset Value	53.30%
C000088464 | AAA
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000088464 | U.S. Gov't Guaranteed
Holdings [Line Items]
Percent of Net Asset Value	43.60%
C000088464 | Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	19.30%
C000088464 | Collateralized Mortgage Obligations
Holdings [Line Items]
Percent of Net Asset Value	14.00%
C000088464 | U.S. Government & Agencies
Holdings [Line Items]
Percent of Net Asset Value	57.10%
C000088464 | Asset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000088464 | Commercial Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000088464 | Long-Term Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	96.90%
C000088464 | Short-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000003614 | 4954990
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000003614 | 4955308
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000003614 | 4954872
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000003614 | 4955268
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000003614 | 4955321
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000003614 | 4955267
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000003614 | 4954799
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000003614 | 4955132
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000003614 | 4955262
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000003614 | 4955048
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000003614 | ETFs/Closed-End Funds
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000003614 | Non-Rated
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000003614 | D
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000003614 | C
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000003614 | CA
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000003614 | CAA
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000003614 | B
Holdings [Line Items]
Percent of Net Asset Value	47.30%
C000003614 | BA
Holdings [Line Items]
Percent of Net Asset Value	39.90%
C000003614 | BAA
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000003614 | A
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000003614 | AA
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000003614 | AAA
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000003614 | U.S. Gov't Guaranteed
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000003614 | Financials
Holdings [Line Items]
Percent of Net Asset Value	12.40%
C000003614 | Communications Services
Holdings [Line Items]
Percent of Net Asset Value	13.10%
C000003614 | Energy
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000003614 | Consumer Cyclical
Holdings [Line Items]
Percent of Net Asset Value	16.60%
C000003614 | Consumer Non-Cyclical
Holdings [Line Items]
Percent of Net Asset Value	11.20%
C000003614 | Capital Goods
Holdings [Line Items]
Percent of Net Asset Value	10.30%
C000003614 | Technology
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000003614 | Basic Materials
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000003614 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000003614 | Transportation
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000003614 | Long-Term Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	91.70%
C000003614 | Common Stock
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000003614 | Registered Investments Companies
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000003614 | Short-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000003614 | Preferred Stock
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000003614 | Bank Loans
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000003616 | 4954990
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000003616 | 4955308
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000003616 | 4954872
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000003616 | 4955268
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000003616 | 4955321
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000003616 | 4955267
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000003616 | 4954799
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000003616 | 4955132
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000003616 | 4955262
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000003616 | 4955048
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000003616 | ETFs/Closed-End Funds
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000003616 | Non-Rated
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000003616 | D
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000003616 | C
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000003616 | CA
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000003616 | CAA
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000003616 | B
Holdings [Line Items]
Percent of Net Asset Value	47.30%
C000003616 | BA
Holdings [Line Items]
Percent of Net Asset Value	39.90%
C000003616 | BAA
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000003616 | A
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000003616 | AA
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000003616 | AAA
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000003616 | U.S. Gov't Guaranteed
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000003616 | Financials
Holdings [Line Items]
Percent of Net Asset Value	12.40%
C000003616 | Communications Services
Holdings [Line Items]
Percent of Net Asset Value	13.10%
C000003616 | Energy
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000003616 | Consumer Cyclical
Holdings [Line Items]
Percent of Net Asset Value	16.60%
C000003616 | Consumer Non-Cyclical
Holdings [Line Items]
Percent of Net Asset Value	11.20%
C000003616 | Capital Goods
Holdings [Line Items]
Percent of Net Asset Value	10.30%
C000003616 | Technology
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000003616 | Basic Materials
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000003616 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000003616 | Transportation
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000003616 | Long-Term Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	91.70%
C000003616 | Common Stock
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000003616 | Registered Investments Companies
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000003616 | Short-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000003616 | Preferred Stock
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000003616 | Bank Loans
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000198645 | ETFs/Closed-End Funds
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000198645 | Non-Rated
Holdings [Line Items]
Percent of Net Asset Value	34.00%
C000198645 | D
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000198645 | C
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000198645 | CA
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000198645 | CAA
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000198645 | B
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000198645 | BA
Holdings [Line Items]
Percent of Net Asset Value	13.10%
C000198645 | BAA
Holdings [Line Items]
Percent of Net Asset Value	25.20%
C000198645 | A
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000198645 | AA
Holdings [Line Items]
Percent of Net Asset Value	15.40%
C000198645 | AAA
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000198645 | U.S. Gov't Guaranteed
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000198645 | Texas
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000198645 | Florida
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C000198645 | Wisconsin
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000198645 | New York
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000198645 | California
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000198645 | Colorado
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000198645 | Minnesota
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000198645 | Arizona
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000198645 | Utah
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000198645 | Alabama
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000198645 | Other States
Holdings [Line Items]
Percent of Net Asset Value	40.00%
C000198645 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	22.60%
C000198645 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000198645 | Transportation
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000198645 | Education
Holdings [Line Items]
Percent of Net Asset Value	21.80%
C000198645 | Housing
Holdings [Line Items]
Percent of Net Asset Value	18.10%
C000198645 | Industrial Revenue
Holdings [Line Items]
Percent of Net Asset Value	9.70%
C000198645 | Tax Revenue
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000198645 | Local/State Government
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000198645 | Miscellaneous
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000198645 | Tobacco Settlement
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000003634 | 4955928
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000003634 | 4955878
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000003634 | 4955922
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000003634 | 4955927
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000003634 | 4955924
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000003634 | 4955628
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000003634 | 4955626
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000003634 | 4955926
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000003634 | 4955434
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000003634 | 4955475
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000003634 | ETFs/Closed-End Funds
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000003634 | Non-Rated
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000003634 | D
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000003634 | C
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000003634 | CA
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000003634 | CAA
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000003634 | B
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000003634 | BA
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000003634 | BAA
Holdings [Line Items]
Percent of Net Asset Value	54.60%
C000003634 | A
Holdings [Line Items]
Percent of Net Asset Value	25.50%
C000003634 | AA
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000003634 | AAA
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000003634 | U.S. Gov't Guaranteed
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000003634 | Collateralized Mortgage Obligations
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000003634 | Financials
Holdings [Line Items]
Percent of Net Asset Value	35.70%
C000003634 | U.S. Government & Agencies
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000003634 | Communications Services
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000003634 | Energy
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000003634 | Consumer Cyclical
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000003634 | Consumer Non-Cyclical
Holdings [Line Items]
Percent of Net Asset Value	9.70%
C000003634 | Capital Goods
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000003634 | Technology
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000003634 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000003634 | Long-Term Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	98.70%
C000003634 | Short-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000003634 | Preferred Stock
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000003636 | 4955928
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000003636 | 4955878
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000003636 | 4955922
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000003636 | 4955927
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000003636 | 4955924
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000003636 | 4955628
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000003636 | 4955626
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000003636 | 4955926
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000003636 | 4955434
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000003636 | 4955475
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000003636 | ETFs/Closed-End Funds
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000003636 | Non-Rated
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000003636 | D
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000003636 | C
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000003636 | CA
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000003636 | CAA
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000003636 | B
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000003636 | BA
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000003636 | BAA
Holdings [Line Items]
Percent of Net Asset Value	54.60%
C000003636 | A
Holdings [Line Items]
Percent of Net Asset Value	25.50%
C000003636 | AA
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000003636 | AAA
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000003636 | U.S. Gov't Guaranteed
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000003636 | Collateralized Mortgage Obligations
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000003636 | Financials
Holdings [Line Items]
Percent of Net Asset Value	35.70%
C000003636 | U.S. Government & Agencies
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000003636 | Communications Services
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000003636 | Energy
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000003636 | Consumer Cyclical
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000003636 | Consumer Non-Cyclical
Holdings [Line Items]
Percent of Net Asset Value	9.70%
C000003636 | Capital Goods
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000003636 | Technology
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000003636 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000003636 | Long-Term Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	98.70%
C000003636 | Short-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000003636 | Preferred Stock
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000058555 | 4979052
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000058555 | 4979011
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000058555 | 4979382
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000058555 | 4978834
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000058555 | 4979098
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000058555 | 4979541
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000058555 | 4979101
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000058555 | 4979635
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000058555 | 4978589
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000058555 | 4978690
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000058555 | Other Countries
Holdings [Line Items]
Percent of Net Asset Value	30.00%
C000058555 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	17.10%
C000058555 | Financials
Holdings [Line Items]
Percent of Net Asset Value	24.10%
C000058555 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	14.60%
C000058555 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000058555 | Communications Services
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000058555 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000058555 | Energy
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000058555 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000058555 | Materials
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000058555 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000058555 | Japan
Holdings [Line Items]
Percent of Net Asset Value	13.90%
C000058555 | Canada
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000058555 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000058555 | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000058555 | South Korea
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000058555 | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000058555 | Australia
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000058555 | France
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000058555 | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000058555 | China
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000058555 | Common Stock
Holdings [Line Items]
Percent of Net Asset Value	93.90%
C000058555 | Short-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000058555 | Preferred Stock
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000058556 | 4979052
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000058556 | 4979011
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000058556 | 4979382
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000058556 | 4978834
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000058556 | 4979098
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000058556 | 4979541
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000058556 | 4979101
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000058556 | 4979635
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000058556 | 4978589
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000058556 | 4978690
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000058556 | Other Countries
Holdings [Line Items]
Percent of Net Asset Value	30.00%
C000058556 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	17.10%
C000058556 | Financials
Holdings [Line Items]
Percent of Net Asset Value	24.10%
C000058556 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	14.60%
C000058556 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000058556 | Communications Services
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000058556 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000058556 | Energy
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000058556 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000058556 | Materials
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000058556 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000058556 | Japan
Holdings [Line Items]
Percent of Net Asset Value	13.90%
C000058556 | Canada
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000058556 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000058556 | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000058556 | South Korea
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000058556 | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000058556 | Australia
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000058556 | France
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000058556 | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000058556 | China
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000058556 | Common Stock
Holdings [Line Items]
Percent of Net Asset Value	93.90%
C000058556 | Short-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000058556 | Preferred Stock
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000003637 | NVIDIA Corporation_4957874
Holdings [Line Items]
Percent of Net Asset Value	10.90%
C000003637 | Amazon.com, Inc._4957846
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000003637 | Microsoft Corporation_4957871
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000003637 | Apple, Inc._4957849
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000003637 | Alphabet, Inc., Class A_4957845
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000003637 | Broadcom, Inc._4957851
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000003637 | Alphabet, Inc., Class C_4957844
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000003637 | Meta Platforms, Inc._4957858
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000003637 | Tesla, Inc._4957882
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000003637 | Advanced Micro Devices, Inc._4957843
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000003637 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	42.00%
C000003637 | Financials
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000003637 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	10.50%
C000003637 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	13.20%
C000003637 | Communications Services
Holdings [Line Items]
Percent of Net Asset Value	16.40%
C000003637 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000003637 | Energy
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000003637 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000003637 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000003637 | U.S. Unaffiliated Registered Investment Companies
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000003637 | Common Stock
Holdings [Line Items]
Percent of Net Asset Value	97.50%
C000003637 | Registered Investments Companies
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000003637 | Short-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000003639 | NVIDIA Corporation_4957874
Holdings [Line Items]
Percent of Net Asset Value	10.90%
C000003639 | Amazon.com, Inc._4957846
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000003639 | Microsoft Corporation_4957871
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000003639 | Apple, Inc._4957849
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000003639 | Alphabet, Inc., Class A_4957845
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000003639 | Broadcom, Inc._4957851
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000003639 | Alphabet, Inc., Class C_4957844
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000003639 | Meta Platforms, Inc._4957858
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000003639 | Tesla, Inc._4957882
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000003639 | Advanced Micro Devices, Inc._4957843
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000003639 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	42.00%
C000003639 | Financials
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000003639 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	10.50%
C000003639 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	13.20%
C000003639 | Communications Services
Holdings [Line Items]
Percent of Net Asset Value	16.40%
C000003639 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000003639 | Energy
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000003639 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000003639 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000003639 | U.S. Unaffiliated Registered Investment Companies
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000003639 | Common Stock
Holdings [Line Items]
Percent of Net Asset Value	97.50%
C000003639 | Registered Investments Companies
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000003639 | Short-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000003645 | Samsung Electronics Company, Ltd._4960832
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000003645 | Microsoft Corporation_4960829
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000003645 | Exxon Mobil Corporation_4960805
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000003645 | Wells Fargo & Company_4960847
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000003645 | Bank of America Corporation_4960782
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000003645 | Alphabet, Inc., Class C_4960776
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000003645 | Cisco Systems, Inc._4960791
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000003645 | Qualcomm, Inc._4960834
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000003645 | Merck & Company, Inc._4960827
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000003645 | Amazon.com, Inc._4960777
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000003645 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	14.70%
C000003645 | Financials
Holdings [Line Items]
Percent of Net Asset Value	17.50%
C000003645 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	12.30%
C000003645 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000003645 | Communications Services
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000003645 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	11.70%
C000003645 | Energy
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000003645 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000003645 | Materials
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000003645 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000003645 | Common Stock
Holdings [Line Items]
Percent of Net Asset Value	96.70%
C000003645 | Short-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000003647 | Samsung Electronics Company, Ltd._4960832
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000003647 | Microsoft Corporation_4960829
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000003647 | Exxon Mobil Corporation_4960805
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000003647 | Wells Fargo & Company_4960847
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000003647 | Bank of America Corporation_4960782
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000003647 | Alphabet, Inc., Class C_4960776
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000003647 | Cisco Systems, Inc._4960791
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000003647 | Qualcomm, Inc._4960834
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000003647 | Merck & Company, Inc._4960827
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000003647 | Amazon.com, Inc._4960777
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000003647 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	14.70%
C000003647 | Financials
Holdings [Line Items]
Percent of Net Asset Value	17.50%
C000003647 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	12.30%
C000003647 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000003647 | Communications Services
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000003647 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	11.70%
C000003647 | Energy
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000003647 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000003647 | Materials
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000003647 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000003647 | Common Stock
Holdings [Line Items]
Percent of Net Asset Value	96.70%
C000003647 | Short-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000217755 | Monolithic Power Systems, Inc._4982941
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000217755 | Vertiv Holdings Company_4982967
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000217755 | IDEXX Laboratories, Inc._4982932
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000217755 | Hilton Worldwide Holdings, Inc._4982929
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000217755 | Howmet Aerospace, Inc._4982930
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000217755 | Quanta Services, Inc._4982947
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000217755 | EMCOR Group, Inc._4982926
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000217755 | Amphenol Corporation_4982911
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000217755 | Casey's General Stores, Inc._4982917
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000217755 | Arista Networks, Inc._4982913
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000217755 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	24.50%
C000217755 | Financials
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000217755 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	26.60%
C000217755 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	15.00%
C000217755 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	12.20%
C000217755 | Energy
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000217755 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000217755 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000217755 | U.S. Unaffiliated Registered Investment Companies
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000217755 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000217755 | Common Stock
Holdings [Line Items]
Percent of Net Asset Value	96.20%
C000217755 | Registered Investments Companies
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000217755 | Short-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000003596 | Steel Dynamics, Inc._4961881
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000003596 | Nokia Oyj ADR_4961869
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000003596 | Onto Innovation, Inc._4961873
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000003596 | First Industrial Realty Trust, Inc._4961856
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000003596 | Monolithic Power Systems, Inc._4961865
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000003596 | M&T Bank Corporation_4961862
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000003596 | Howmet Aerospace, Inc._4961858
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000003596 | Arch Capital Group, Ltd._4961898
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000003596 | Quanta Services, Inc._4961875
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000003596 | Devon Energy Corporation_4961849
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000003596 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	16.40%
C000003596 | Financials
Holdings [Line Items]
Percent of Net Asset Value	13.50%
C000003596 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	24.40%
C000003596 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	10.60%
C000003596 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000003596 | Energy
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000003596 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000003596 | Materials
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000003596 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000003596 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000003596 | Common Stock
Holdings [Line Items]
Percent of Net Asset Value	98.20%
C000003596 | Short-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000003598 | Steel Dynamics, Inc._4961881
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000003598 | Nokia Oyj ADR_4961869
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000003598 | Onto Innovation, Inc._4961873
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000003598 | First Industrial Realty Trust, Inc._4961856
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000003598 | Monolithic Power Systems, Inc._4961865
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000003598 | M&T Bank Corporation_4961862
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000003598 | Howmet Aerospace, Inc._4961858
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000003598 | Arch Capital Group, Ltd._4961898
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000003598 | Quanta Services, Inc._4961875
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000003598 | Devon Energy Corporation_4961849
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000003598 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	16.40%
C000003598 | Financials
Holdings [Line Items]
Percent of Net Asset Value	13.50%
C000003598 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	24.40%
C000003598 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	10.60%
C000003598 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000003598 | Energy
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000003598 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000003598 | Materials
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000003598 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000003598 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000003598 | Common Stock
Holdings [Line Items]
Percent of Net Asset Value	98.20%
C000003598 | Short-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000003599 | Thrivent Large Cap Growth Fund, Class S_4975758
Holdings [Line Items]
Percent of Net Asset Value	11.30%
C000003599 | Thrivent Large Cap Value Fund, Class S_4975764
Holdings [Line Items]
Percent of Net Asset Value	10.60%
C000003599 | Thrivent International Equity Fund, Class S_4975757
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000003599 | Thrivent Core Investment Grade Corporate Bond Fund_4975771
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000003599 | Thrivent Income Fund, Class S_4975760
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000003599 | Thrivent Global Stock Fund, Class S_4975765
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000003599 | Thrivent Mid Cap Stock Fund, Class S_4975762
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000003599 | Thrivent Core High Yield Bond Fund_4975770
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000003599 | Thrivent Short-Term Bond Fund, Class S_4975759
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000003599 | Thrivent Core Emerging Markets Debt Fund_4975767
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000003600 | Thrivent Large Cap Growth Fund, Class S_4975758
Holdings [Line Items]
Percent of Net Asset Value	11.30%
C000003600 | Thrivent Large Cap Value Fund, Class S_4975764
Holdings [Line Items]
Percent of Net Asset Value	10.60%
C000003600 | Thrivent International Equity Fund, Class S_4975757
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000003600 | Thrivent Core Investment Grade Corporate Bond Fund_4975771
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000003600 | Thrivent Income Fund, Class S_4975760
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000003600 | Thrivent Global Stock Fund, Class S_4975765
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000003600 | Thrivent Mid Cap Stock Fund, Class S_4975762
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000003600 | Thrivent Core High Yield Bond Fund_4975770
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000003600 | Thrivent Short-Term Bond Fund, Class S_4975759
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000003600 | Thrivent Core Emerging Markets Debt Fund_4975767
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000003601 | Thrivent Large Cap Growth Fund, Class S_4977047
Holdings [Line Items]
Percent of Net Asset Value	11.10%
C000003601 | Thrivent Large Cap Value Fund, Class S_4977053
Holdings [Line Items]
Percent of Net Asset Value	9.70%
C000003601 | Thrivent International Equity Fund, Class S_4977046
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000003601 | Thrivent Global Stock Fund, Class S_4977054
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000003601 | Thrivent Mid Cap Stock Fund, Class S_4977051
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000003601 | Thrivent Core International Equity Fund_4977057
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000003601 | Thrivent Core Emerging Markets Equity Fund_4977058
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000003601 | Thrivent Small Cap Stock Fund, Class S_4977050
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000003601 | Thrivent Core Investment Grade Corporate Bond Fund_4977060
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000003601 | Thrivent Income Fund, Class S_4977049
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000003602 | Thrivent Large Cap Growth Fund, Class S_4977047
Holdings [Line Items]
Percent of Net Asset Value	11.10%
C000003602 | Thrivent Large Cap Value Fund, Class S_4977053
Holdings [Line Items]
Percent of Net Asset Value	9.70%
C000003602 | Thrivent International Equity Fund, Class S_4977046
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000003602 | Thrivent Global Stock Fund, Class S_4977054
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000003602 | Thrivent Mid Cap Stock Fund, Class S_4977051
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000003602 | Thrivent Core International Equity Fund_4977057
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000003602 | Thrivent Core Emerging Markets Equity Fund_4977058
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000003602 | Thrivent Small Cap Stock Fund, Class S_4977050
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000003602 | Thrivent Core Investment Grade Corporate Bond Fund_4977060
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000003602 | Thrivent Income Fund, Class S_4977049
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000003603 | Thrivent Large Cap Value Fund, Class S_4974485
Holdings [Line Items]
Percent of Net Asset Value	12.00%
C000003603 | Thrivent Large Cap Growth Fund, Class S_4974479
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000003603 | Thrivent Core Investment Grade Corporate Bond Fund_4974492
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000003603 | Thrivent Income Fund, Class S_4974481
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000003603 | Thrivent Core High Yield Bond Fund_4974491
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000003603 | Thrivent Short-Term Bond Fund, Class S_4974480
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000003603 | Thrivent International Equity Fund, Class S_4974478
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000003603 | Thrivent Core Emerging Markets Debt Fund_4974488
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000003603 | U.S. Treasury Notes_4974557
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000003603 | Thrivent High Yield Fund, Class S_4974484
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000003604 | Thrivent Large Cap Value Fund, Class S_4974485
Holdings [Line Items]
Percent of Net Asset Value	12.00%
C000003604 | Thrivent Large Cap Growth Fund, Class S_4974479
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000003604 | Thrivent Core Investment Grade Corporate Bond Fund_4974492
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000003604 | Thrivent Income Fund, Class S_4974481
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000003604 | Thrivent Core High Yield Bond Fund_4974491
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000003604 | Thrivent Short-Term Bond Fund, Class S_4974480
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000003604 | Thrivent International Equity Fund, Class S_4974478
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000003604 | Thrivent Core Emerging Markets Debt Fund_4974488
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000003604 | U.S. Treasury Notes_4974557
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000003604 | Thrivent High Yield Fund, Class S_4974484
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000003605 | U.S. Government Agency Debt (if categorized as coupon-paying notes)
Holdings [Line Items]
Percent of Net Asset Value	45.80%
C000003605 | U.S. Treasury Debt
Holdings [Line Items]
Percent of Net Asset Value	28.70%
C000003605 | U.S. Government Agency Debt (if categorized as no-coupon discount notes)
Holdings [Line Items]
Percent of Net Asset Value	17.10%
C000003605 | U.S. Treasury Repurchase Agreement, if collateralized only by U.S. Treasuries (including Strips) and cash
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000003605 | Investment Company
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000003607 | U.S. Government Agency Debt (if categorized as coupon-paying notes)
Holdings [Line Items]
Percent of Net Asset Value	45.80%
C000003607 | U.S. Treasury Debt
Holdings [Line Items]
Percent of Net Asset Value	28.70%
C000003607 | U.S. Government Agency Debt (if categorized as no-coupon discount notes)
Holdings [Line Items]
Percent of Net Asset Value	17.10%
C000003607 | U.S. Treasury Repurchase Agreement, if collateralized only by U.S. Treasuries (including Strips) and cash
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000003607 | Investment Company
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000002058 | 4959423
Holdings [Line Items]
Percent of Net Asset Value	18.50%
C000002058 | 4959424
Holdings [Line Items]
Percent of Net Asset Value	17.70%
C000002058 | 4959422
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000002058 | 4959452
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000002058 | 4958903
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000002058 | 4959078
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000002058 | 4958902
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000002058 | 4959450
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000002058 | 4959441
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000002058 | 4959451
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000002058 | ETFs/Closed-End Funds
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000002058 | Non-Rated
Holdings [Line Items]
Percent of Net Asset Value	15.40%
C000002058 | D
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000002058 | C
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000002058 | CA
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000002058 | CAA
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000002058 | B
Holdings [Line Items]
Percent of Net Asset Value	9.70%
C000002058 | BA
Holdings [Line Items]
Percent of Net Asset Value	13.30%
C000002058 | BAA
Holdings [Line Items]
Percent of Net Asset Value	17.90%
C000002058 | A
Holdings [Line Items]
Percent of Net Asset Value	11.50%
C000002058 | AA
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000002058 | AAA
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000002058 | U.S. Gov't Guaranteed
Holdings [Line Items]
Percent of Net Asset Value	15.80%
C000002058 | U.S. Affiliated Registered Investment Companies
Holdings [Line Items]
Percent of Net Asset Value	44.30%
C000002058 | Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	11.80%
C000002058 | Collateralized Mortgage Obligations
Holdings [Line Items]
Percent of Net Asset Value	15.70%
C000002058 | Financials
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000002058 | U.S. Government & Agencies
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000002058 | Asset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000002058 | Commercial Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000002058 | Technology
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000002058 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000002058 | U.S. Unaffiliated Registered Investment Companies
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000002058 | Long-Term Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	49.10%
C000002058 | Common Stock
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000002058 | Registered Investments Companies
Holdings [Line Items]
Percent of Net Asset Value	44.50%
C000002058 | Short-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000002058 | Preferred Stock
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000002059 | 4959423
Holdings [Line Items]
Percent of Net Asset Value	18.50%
C000002059 | 4959424
Holdings [Line Items]
Percent of Net Asset Value	17.70%
C000002059 | 4959422
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000002059 | 4959452
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000002059 | 4958903
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000002059 | 4959078
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000002059 | 4958902
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000002059 | 4959450
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000002059 | 4959441
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000002059 | 4959451
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000002059 | ETFs/Closed-End Funds
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000002059 | Non-Rated
Holdings [Line Items]
Percent of Net Asset Value	15.40%
C000002059 | D
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000002059 | C
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000002059 | CA
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000002059 | CAA
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000002059 | B
Holdings [Line Items]
Percent of Net Asset Value	9.70%
C000002059 | BA
Holdings [Line Items]
Percent of Net Asset Value	13.30%
C000002059 | BAA
Holdings [Line Items]
Percent of Net Asset Value	17.90%
C000002059 | A
Holdings [Line Items]
Percent of Net Asset Value	11.50%
C000002059 | AA
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000002059 | AAA
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000002059 | U.S. Gov't Guaranteed
Holdings [Line Items]
Percent of Net Asset Value	15.80%
C000002059 | U.S. Affiliated Registered Investment Companies
Holdings [Line Items]
Percent of Net Asset Value	44.30%
C000002059 | Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	11.80%
C000002059 | Collateralized Mortgage Obligations
Holdings [Line Items]
Percent of Net Asset Value	15.70%
C000002059 | Financials
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000002059 | U.S. Government & Agencies
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000002059 | Asset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000002059 | Commercial Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000002059 | Technology
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000002059 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000002059 | U.S. Unaffiliated Registered Investment Companies
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000002059 | Long-Term Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	49.10%
C000002059 | Common Stock
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000002059 | Registered Investments Companies
Holdings [Line Items]
Percent of Net Asset Value	44.50%
C000002059 | Short-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000002059 | Preferred Stock
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000003608 | ETFs/Closed-End Funds
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000003608 | Non-Rated
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000003608 | D
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000003608 | C
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000003608 | CA
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000003608 | CAA
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000003608 | B
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000003608 | BA
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000003608 | BAA
Holdings [Line Items]
Percent of Net Asset Value	20.30%
C000003608 | A
Holdings [Line Items]
Percent of Net Asset Value	23.50%
C000003608 | AA
Holdings [Line Items]
Percent of Net Asset Value	42.90%
C000003608 | AAA
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000003608 | U.S. Gov't Guaranteed
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000003608 | Texas
Holdings [Line Items]
Percent of Net Asset Value	13.50%
C000003608 | Florida
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000003608 | New York
Holdings [Line Items]
Percent of Net Asset Value	9.70%
C000003608 | California
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000003608 | Colorado
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000003608 | Minnesota
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000003608 | Other States
Holdings [Line Items]
Percent of Net Asset Value	44.20%
C000003608 | Illinois
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000003608 | Pennsylvania
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000003608 | Michigan
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000003608 | Virginia
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000003608 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	20.50%
C000003608 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	10.30%
C000003608 | Transportation
Holdings [Line Items]
Percent of Net Asset Value	22.20%
C000003608 | Education
Holdings [Line Items]
Percent of Net Asset Value	20.10%
C000003608 | Housing
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000003608 | Industrial Revenue
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000003608 | Tax Revenue
Holdings [Line Items]
Percent of Net Asset Value	12.10%
C000003608 | Local/State Government
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000003608 | Miscellaneous
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000003608 | Pre-refunded
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000003610 | ETFs/Closed-End Funds
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000003610 | Non-Rated
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000003610 | D
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000003610 | C
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000003610 | CA
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000003610 | CAA
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000003610 | B
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000003610 | BA
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000003610 | BAA
Holdings [Line Items]
Percent of Net Asset Value	20.30%
C000003610 | A
Holdings [Line Items]
Percent of Net Asset Value	23.50%
C000003610 | AA
Holdings [Line Items]
Percent of Net Asset Value	42.90%
C000003610 | AAA
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000003610 | U.S. Gov't Guaranteed
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000003610 | Texas
Holdings [Line Items]
Percent of Net Asset Value	13.50%
C000003610 | Florida
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000003610 | New York
Holdings [Line Items]
Percent of Net Asset Value	9.70%
C000003610 | California
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000003610 | Colorado
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000003610 | Minnesota
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000003610 | Other States
Holdings [Line Items]
Percent of Net Asset Value	44.20%
C000003610 | Illinois
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000003610 | Pennsylvania
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000003610 | Michigan
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000003610 | Virginia
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000003610 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	20.50%
C000003610 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	10.30%
C000003610 | Transportation
Holdings [Line Items]
Percent of Net Asset Value	22.20%
C000003610 | Education
Holdings [Line Items]
Percent of Net Asset Value	20.10%
C000003610 | Housing
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000003610 | Industrial Revenue
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000003610 | Tax Revenue
Holdings [Line Items]
Percent of Net Asset Value	12.10%
C000003610 | Local/State Government
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000003610 | Miscellaneous
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000003610 | Pre-refunded
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000003648 | 4956508
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000003648 | 4956033
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000003648 | 4956389
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000003648 | 4956364
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000003648 | 4956493
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000003648 | 4956314
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000003648 | 4956103
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000003648 | 4956339
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000003648 | 4956405
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000003648 | 4956404
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000003648 | ETFs/Closed-End Funds
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000003648 | Non-Rated
Holdings [Line Items]
Percent of Net Asset Value	12.30%
C000003648 | D
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000003648 | C
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000003648 | CA
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000003648 | CAA
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000003648 | B
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000003648 | BA
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000003648 | BAA
Holdings [Line Items]
Percent of Net Asset Value	38.80%
C000003648 | A
Holdings [Line Items]
Percent of Net Asset Value	20.30%
C000003648 | AA
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000003648 | AAA
Holdings [Line Items]
Percent of Net Asset Value	12.60%
C000003648 | U.S. Gov't Guaranteed
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000003648 | Collateralized Mortgage Obligations
Holdings [Line Items]
Percent of Net Asset Value	15.70%
C000003648 | Financials
Holdings [Line Items]
Percent of Net Asset Value	34.10%
C000003648 | U.S. Government & Agencies
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000003648 | Asset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	12.50%
C000003648 | Energy
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000003648 | Commercial Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000003648 | Consumer Cyclical
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000003648 | Consumer Non-Cyclical
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000003648 | Technology
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000003648 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000003648 | Long-Term Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	99.50%
C000003648 | Short-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000003648 | Preferred Stock
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000003650 | 4956508
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000003650 | 4956033
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000003650 | 4956389
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000003650 | 4956364
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000003650 | 4956493
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000003650 | 4956314
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000003650 | 4956103
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000003650 | 4956339
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000003650 | 4956405
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000003650 | 4956404
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000003650 | ETFs/Closed-End Funds
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000003650 | Non-Rated
Holdings [Line Items]
Percent of Net Asset Value	12.30%
C000003650 | D
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000003650 | C
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000003650 | CA
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000003650 | CAA
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000003650 | B
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000003650 | BA
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000003650 | BAA
Holdings [Line Items]
Percent of Net Asset Value	38.80%
C000003650 | A
Holdings [Line Items]
Percent of Net Asset Value	20.30%
C000003650 | AA
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000003650 | AAA
Holdings [Line Items]
Percent of Net Asset Value	12.60%
C000003650 | U.S. Gov't Guaranteed
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000003650 | Collateralized Mortgage Obligations
Holdings [Line Items]
Percent of Net Asset Value	15.70%
C000003650 | Financials
Holdings [Line Items]
Percent of Net Asset Value	34.10%
C000003650 | U.S. Government & Agencies
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000003650 | Asset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	12.50%
C000003650 | Energy
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000003650 | Commercial Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000003650 | Consumer Cyclical
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000003650 | Consumer Non-Cyclical
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000003650 | Technology
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000003650 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000003650 | Long-Term Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	99.50%
C000003650 | Short-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000003650 | Preferred Stock
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000198646 | JFrog, Ltd._4982443
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000198646 | Fabrinet_4982440
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000198646 | Guidewire Software, Inc._4982379
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000198646 | BWX Technologies, Inc._4982355
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000198646 | Rambus, Inc._4982412
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000198646 | SiTime Corporation_4982415
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000198646 | Triumph Financial, Inc._4982424
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000198646 | RBC Bearings, Inc._4982413
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000198646 | Applied Industrial Technologies, Inc._4982353
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000198646 | Lattice Semiconductor Corporation_4982386
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000198646 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	22.20%
C000198646 | Financials
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000198646 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	30.90%
C000198646 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000198646 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	17.50%
C000198646 | Energy
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000198646 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000198646 | Materials
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000198646 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000198646 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000198646 | Common Stock
Holdings [Line Items]
Percent of Net Asset Value	97.80%
C000198646 | Short-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000003627 | TTM Technologies, Inc._4962682
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000003627 | Littelfuse, Inc._4962660
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000003627 | SharkNinja, Inc._4962700
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000003627 | IES Holdings, Inc._4962653
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000003627 | Element Solutions, Inc._4962643
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000003627 | Twist Bioscience Corporation_4962687
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000003627 | John B. Sanfilippo & Son, Inc._4962678
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000003627 | BWX Technologies, Inc._4962626
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000003627 | Plexus Corporation_4962674
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000003627 | Terreno Realty Corporation_4962683
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000003627 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	15.50%
C000003627 | Financials
Holdings [Line Items]
Percent of Net Asset Value	14.80%
C000003627 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	20.40%
C000003627 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	12.90%
C000003627 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000003627 | Energy
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000003627 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000003627 | Materials
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000003627 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000003627 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000003627 | Common Stock
Holdings [Line Items]
Percent of Net Asset Value	97.50%
C000003627 | Registered Investments Companies
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000003627 | Short-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000003629 | TTM Technologies, Inc._4962682
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000003629 | Littelfuse, Inc._4962660
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000003629 | SharkNinja, Inc._4962700
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000003629 | IES Holdings, Inc._4962653
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000003629 | Element Solutions, Inc._4962643
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000003629 | Twist Bioscience Corporation_4962687
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000003629 | John B. Sanfilippo & Son, Inc._4962678
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000003629 | BWX Technologies, Inc._4962626
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000003629 | Plexus Corporation_4962674
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000003629 | Terreno Realty Corporation_4962683
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000003629 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	15.50%
C000003629 | Financials
Holdings [Line Items]
Percent of Net Asset Value	14.80%
C000003629 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	20.40%
C000003629 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	12.90%
C000003629 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000003629 | Energy
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000003629 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000003629 | Materials
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000003629 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000003629 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000003629 | Common Stock
Holdings [Line Items]
Percent of Net Asset Value	97.50%
C000003629 | Registered Investments Companies
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000003629 | Short-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	1.70%